SIGNIFICANT ACCOUNTING POLICIES - Leases - Lease cost (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lease, cost
Operating lease cost	¥ 54.9
Short-term lease cost	¥ 2.5